UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.53%
Aerospace & Defense - 5.94%
BAE Systems PLC (a)	166,590	$1,295,707
General Dynamics Corp.	9,900	1,449,954
Honeywell International, Inc.	21,240	2,207,898
Meggitt PLC (a)	135,600	790,785
Northrop Grumman Corp.	7,650	1,425,654
Raytheon Co.	13,430	1,665,723
United Technologies Corp.	29,540	2,837,317
		11,673,038
Air Freight & Logistics - 0.54%
Expeditors International of Washington, Inc.	22,060	1,070,792
Banks - 1.99%
National Bank Of Canada (a)	26,630	872,811
Toronto-Dominion Bank (a)	74,490	3,042,184
		3,914,995
Beverages - 2.66%
Coca-Cola Co. (b)(c)	122,930	5,239,277
Capital Markets - 1.33%
Aberdeen Asset Management PLC (a)	153,820	739,675
IGM Financial, Inc. (a)	30,730	876,028
T Rowe Price Group, Inc.	13,030	992,235
		2,607,938
Chemicals - 1.20%
Air Liquide SA (a)	10,900	1,328,985
Air Products & Chemicals, Inc.	7,460	1,021,199
		2,350,184
Communications Equipment - 0.56%
Harris Corp.	13,160	1,093,991
Construction & Engineering - 0.46%
SNC-Lavalin Group, Inc. (a)	28,700	911,643
Distributors - 0.52%
Genuine Parts Co.	11,320	1,025,932
Diversified Consumer Services - 0.64%
H&R Block, Inc.	34,340	1,259,935
Diversified Financial Services - 1.01%
Groupe Bruxelles Lambert SA (a)	12,440	1,022,301
McGraw-Hill Financial, Inc.	10,080	972,418
		1,994,719
Diversified Telecommunication Services - 1.17%
Nippon Telegraph & Telephone Corp. (a)	62,100	2,305,079
Electric Utilities - 1.08%
Cheung Kong Infrastructure Holdings Ltd. (a)	130,000	1,138,215
Power Assets Holdings Ltd. (a)	111,000	991,185
		2,129,400
Electrical Equipment - 1.34%
Eaton Corp PLC (a)	19,000	1,105,040
Emerson Electric Co.	30,680	1,534,000
		2,639,040
Electronic Equipment, Instruments & Components - 0.46%
Kyocera Corp. (a)	19,600	908,727
Food & Staples Retailing - 0.67%
Woolworths Ltd. (a)	77,280	1,318,438
Food Products - 3.54%
Nestle SA (a)(b)(c)	93,980	6,965,729
Health Care Equipment & Supplies - 0.61%
DENTSPLY International, Inc.	19,760	1,198,642
Health Care Providers & Services - 1.70%
Cardinal Health, Inc.	28,100	2,440,485
Sonic Healthcare Ltd. (a)	61,150	896,580
		3,337,065
Hotels, Restaurants & Leisure - 1.93%
McDonald's Corp. (c)	33,250	3,795,820
Household Products - 3.39%
Procter & Gamble Co. (c)	89,010	6,661,508
Industrial Conglomerates - 2.02%
3M Co.	16,210	2,538,162
CK Hutchison Holdings Ltd. (a)	109,300	1,430,213
		3,968,375
Insurance - 10.77%
Admiral Group PLC (a)	45,400	1,108,287
Aflac, Inc.	39,890	2,602,424
Chubb Corp.	12,370	1,614,656
Cincinnati Financial Corp.	22,570	1,379,253
CNP Assurances (a)	57,200	796,177
Everest Re Group Ltd. (a)	5,660	1,043,930
Great-West Lifeco, Inc. (a)	33,400	907,624
Intact Financial Corp. (a)	14,500	966,558
Muenchener Rueckversicherungs-Gesellschaft AG (a)(c)	19,360	3,892,963
PartnerRe Ltd. (a)	8,800	1,224,344
Torchmark Corp.	17,550	1,063,881
Zurich Insurance Group AG (a)(c)	17,360	4,569,060
		21,169,157

Internet Software & Services - 0.52%
Yahoo Japan Corp. (a)	250,173	1,030,969
IT Services - 1.10%
Automatic Data Processing, Inc.	12,480	1,076,525
Nomura Research Institute Ltd. (a)	28,530	1,078,432
		2,154,957
Machinery - 2.13%
Cummins, Inc.	7,690	771,845
Dover Corp.	14,420	950,278
Parker-Hannifin Corp.	8,800	921,008
Pentair PLC (a)	15,700	890,190
Weir Group PLC (a)	35,700	645,513
		4,178,834
Media - 0.87%
Pearson PLC (a)	50,780	632,076
WPP PLC (a)	46,260	1,069,097
		1,701,173
Metals & Mining - 2.08%
BHP Billiton PLC (a)	340,130	4,081,934
Multiline Retail - 2.10%
Next PLC (a)	8,670	1,033,703
Nordstrom, Inc.	13,650	768,631
Target Corp.	32,200	2,334,500
		4,136,834
Multi-Utilities - 0.69%
Consolidated Edison, Inc.	21,770	1,353,005

Office Electronics - 0.88%
Canon, Inc. (a)	57,100	1,725,505

Oil, Gas & Consumable Fuels - 8.43%
Chevron Corp. (b)(c)	72,090	6,583,259
EOG Resources, Inc.	17,150	1,430,824
Exxon Mobil Corp. (b)(c)	84,130	6,870,056
Imperial Oil Ltd. (a)	25,430	826,054
Keyera Corp. (a)	29,100	867,912
		16,578,105
Personal Products - 1.77%
Unilever NV (a)(c)	79,500	3,487,910
Pharmaceuticals - 15.99%
AstraZeneca PLC (a)(c)	58,480	3,968,057
Eli Lilly & Co.	28,850	2,366,854
GlaxoSmithKline PLC (a)(c)	226,270	4,598,487
Johnson & Johnson (b)(c)	71,350	7,223,474
Mitsubishi Tanabe Pharma Corp. (a)	66,900	1,168,811
Roche Holdings AG (a)(c)	23,030	6,168,841
Sanofi (a)(c)	46,480	4,130,864
Teva Pharmaceutical Industries Ltd. (a)	28,890	1,819,881
		31,445,269
Professional Services - 0.56%
Intertek Group PLC (a)	26,040	1,108,738
Real Estate Management & Development - 0.53%
Daito Trust Constuction Co. Ltd. (a)	10,000	1,039,122
Road & Rail - 1.56%
Canadian National Railway Co. (a)	18,000	1,074,379
Union Pacific Corp. (c)	23,820	1,999,689
		3,074,068
Semiconductors & Semiconductor Equipment - 5.41%
Intel Corp. (c)	229,330	7,973,804
Linear Technology Corp.	22,820	1,043,330
Texas Instruments, Inc.	27,840	1,618,061
		10,635,195
Software - 0.87%
SAP SE (a)	21,540	1,701,001
Specialty Retail - 1.93%
Gap, Inc.	25,760	688,565
Ross Stores, Inc.	20,800	1,081,808
Tiffany & Co.	11,160	889,229
TJX Companies, Inc.	16,020	1,131,012
		3,790,614
Textiles, Apparel & Luxury Goods - 1.48%
Burberry Group PLC (a)	39,490	740,156
LVMH Moet Hennessy Louis Vuitton SE (a)	7,540	1,263,039
Swatch Group AG (a)	2,600	911,647
		2,914,842
Tobacco - 2.90%
British American Tobacco PLC (a)	58,870	3,425,922
Japan Tobacco, Inc. (a)	28,735	1,029,138
Reynolds American, Inc.	27,020	1,249,675
		5,704,735
Trading Companies & Distributors - 0.43%
WW Grainger, Inc.	4,260	854,300
Wireless Telecommunication Services - 0.77%
KDDI Corp. (a)	60,993	1,512,906
TOTAL COMMON STOCKS (Cost $186,741,932)		193,749,440

REAL ESTATE INVESTMENT TRUSTS - 0.68%
Public Storage	5,540	1,329,933
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $864,309)		1,329,933

SHORT-TERM INVESTMENTS - 0.55%
STIT-Treasury Portfolio, 0.02% (d)	1,072,133	1,072,133
TOTAL SHORT-TERM INVESTMENTS (Cost $1,072,133)		1,072,133

Total Investments (Cost $188,678,374) - 99.76%		196,151,506
Other Assets in Excess of Liabiliies - 0.24%		477,544
TOTAL NET ASSETS - 100.00%		$196,629,050

(a)	Foreign issued security denominated in U.S. dollars.
(b)	All or a portion of this security is pledged as collateral for options written.
(c)	All or a portion of this security may be subject to call options written.
(d)	Variable rate security; the rate shown represents the rate at November 30, 2015.

Abbreviations:

AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited Liability Company
NV	Naamloze Vennootschap is the Dutch term for a public Limited Liability Company.
PLC	Public Limited Company
SA	Generally designates corporations in various countries, mostly those employing the civil law.
SE	Generally designates a European public company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI")
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Options Written
November 30, 2015 (Unaudited)
	Contracts	Value
CALL OPTIONS
AstraZeneca PLC
Expiration: January, 2016, Exercise Price: $66.26 (a)	(46)	$(129,208)
Chevron Corp.
Expiration: December, 2015, Exercise Price: $95.00	(567)	(50,463)
Coca-Cola Co.
Expiration: January, 2016, Exercise Price: $44.00	(500)	(15,000)
Expiration: February, 2016, Exercise Price: $45.00	(500)	(15,500)
Exxon Mobil Corp.
Expiration: February, 2016, Exercise Price: $85.00	(660)	(132,000)
GlaxoSmithKline PLC
Expiration: December, 2015, Exercise Price: $21.09 (a)	(180)	(24,399)
Intel Corp.
Expiration: January, 2016, Exercise Price: $36.00	(1,800)	(109,800)
iShares MSCI EAFE ETF
Expiration: December, 2015, Exercise Price: $61.00	(800)	(44,800)
Expiration: February, 2016, Exercise Price: $63.00	(640)	(33,920)
Johnson & Johnson
Expiration: December, 2015, Exercise Price: $97.50	(7)	(3,132)
McDonald's Corp.
Expiration: February, 2016, Exercise Price: $120.00	(270)	(40,770)
Muenchener Rueckversicherungs-Gesellschaft AG
Expiration: January, 2016, Exercise Price: $190.18 (a)	(150)	(193,348)
Nestle SA
Expiration: January, 2016, Exercise Price: $75.81 (a)	(720)	(53,885)
Procter & Gamble Co.
Expiration: December, 2015, Exercise Price: $75.00	(350)	(32,900)
Expiration: December, 2015, Exercise Price: $77.50	(350)	(6,300)
Roche Holdings AG
Expiration: February, 2016, Exercise Price: $272.15 (a)	(180)	(138,213)
Sanofi
Expiration: December, 2015, Exercise Price: $101.43 (a)	(200)	(1,268)
Expiration: January, 2016, Exercise Price: $105.65 (a)	(200)	(1,690)
Unilever NV
Expiration: January, 2016, Exercise Price: $46.47 (a)	(620)	(31,443)
Union Pacific Corp.
Expiration: January, 2016, Exercise Price: $97.50	(160)	(1,120)
Zurich Insurance Group AG
Expiration: February, 2016, Exercise Price: $272.15 (a)	(140)	(8,001)
Total Options Written (Premiums received $843,584)		$(1,067,160)

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Open Futures Contracts
November 30, 2015 (Unaudited)

	Number
	of Contracts	Notional	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
E-mini MSCI EAFE	2	$174,400	December - 15	$467
E-mini S&P 500	3	311,970	December - 15	(973)
Total Futures Contracts Purchased		$486,370		$(506)

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*

Cost of investments	$188,678,374
Gross unrealized appreciation on futures	467
Gross unrealized appreciation on investments	19,728,170
Gross unrealized appreciation on written options	139,042
Gross unrealized depreciation on futures	(973)
Gross unrealized depreciation on investments	(12,255,038)
Gross unrealized depreciation on written options	(362,618)
Net unrealized appreciation	$7,249,050

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is generally valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes
(“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Foreign options, including options written, are valued at the mean of the available bid and ask price or the last price if a mean is not available. If reliable market quotations are not readily available foreign options shall be valued at a price, supplied by a pricing service (“Pricing Service”) approved by the Trust’s Board of Trustees (the “Board of
Trustees”), which is in the opinion of such Pricing Service representative of the market value of such securities or assets as of the time of determination of the Fund's net asset value ("NAV"), it being the opinion of the Board of Trustees that the valuations supplied by such Pricing Service accurately reflect the fair value of such securities or assets and will generally be classified as Level 2.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S.
Treasury Bills are valued at market price.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S.
or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at prices supplied by a
Pricing Service which take into account such events. In such cases, uses of these evaluated prices can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.
These securities will generally be classified as Level 2.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the NAV of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order. Dividend income, less net foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Witholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements
and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

Summary of Fair Value Exposure at November 30, 2015 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock1	$116,367,495	$77,381,945	$-	$193,749,440
Real Estate Investment Trusts	1,329,933	-	-	1,329,933
Short-Term Investments	1,072,133	-	-	1,072,133
Total Assets	$118,769,561	$77,381,945	$-	$196,151,506
Liabilities:
Options Written	$(1,062,908)	$(4,252)	$-	$(1,067,160)
Total Liabilities	$(1,062,908)	$(4,252)	$-	$(1,067,160)

Other Financial Instruments*	$(506)	$-	$-	$(506)

* Other financial instruments are futures contracts not reflected in the Schedule of Investments, which are presented at the unrealized appreciation (depreciation) on the instruments.

1See the Schedule of Investments for industry classifications.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$3,487,910
Transfers out of Level 1	-
Net transfers in and/or out of Level 1	$3,487,910

Transfers into Level 2	$-
Transfers out of Level 2	(3,487,910)
Net transfers in and/or out of Level 2	$(3,487,910)

The Fund held no Level 3 securities during the period ended November 30, 2015. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended November 30, 2015, the Fund did not have any significant unobservable (Level 3 securities)
used in determining fair value. Therefore a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2015 was as follows:

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Not Applicable	$-	Options written, at value	$(1,067,160)
Equity Contracts - Futures	Net Assets - Unrealized Appreciation*	467	Net Assets - Unrealized Depreciation*	973
Total		$467		$(1,066,187)

* Reflects net unrealized appreciation of futures contracts as reported in the Schedule of Open Futures Contracts

The effect of derivative instruments on income for the period March 1, 2015 through November 30, 2015 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for
as hedging instruments	Options	Futures	Total
Equity Contracts	$(1,083,812)	$(12,480)	$(1,096,292)
Total	$(1,083,812)	$(12,480)	$(1,096,292)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for
as hedging instruments	Options	Futures	Total
Equity Contracts	$629,141	$(32,527)	$596,614
Total	$629,141	$(32,527)	$596,614

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel,  President

Date                 January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, President

Date                 January 22, 2016

By (Signature and Title)*  /s/ Jennifer Lima
                                                    Jennifer Lima, Treasurer

Date                 January 22, 2016

* Print the name and title of each signing officer under his or her signature.